Janice O'Neill
Senior Vice President
Corporate Compliance

Received SEC

AUG 16 2013

Washington, DC 20549

NYSE REGULATION

August 16, 2013

CERTNYS
001-07183

Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040 [redacted]
Washington, DC 20549

13002879

To whom it may concern:

This is to certify that on August 8, 2013, the NYSE MKT LLC (the "Exchange") received from Tejon Ranch Co. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Warrants to purchase Common Stock (expiring August 31, 2016)

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Janice O'Neill/ESM

Janice O'Neill
Senior Vice President
Corporate Compliance
NYSE Regulation, Inc.

20 Broad Street, New York, NY 10005

T + 1 212 656 2407 joneill@nyx.com